Loans payable, Components of Loans Payable (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Loans payable [Abstract]
Current portion	$ 11,892	$ 16,278
Non-current portion	14,229	23,773
Loans payable	$ 26,121	$ 40,051